Annual Total Returns[BarChart] - Rising US Dollar ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.77%)	(2.91%)	(1.89%)	10.09%	6.79%	2.50%	(9.97%)	5.78%	2.63%	(8.08%)